Capital Stock	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Capital Stock

Note 6 — Stockholders’ Equity

Preferred Stock

The Company is authorized to issue 25,000,000 shares of preferred stock, $.001 par value, with such rights, preferences, variations and such other designations for each class or series within a class as determined by the Board of Directors. The preferred stock is not convertible into common stock, does not contain any cumulative voting privileges, and does not have any preemptive rights. No shares of preferred stock have been issued.

Common Stock

During the nine months ended September 30, 2015, the Company issued 1,500,000 shares of common stock to 6 consultants for services rendered. The issuances were recorded at fair value ($0.20 per share) and the Company recognized $300,000 in stock based compensation charges.

On August 3, 2015, the Company issued four members of the Board of Directors an aggregate of 600,000 shares of the Company’s common stock. The issuances were recorded at fair value ($0.20 per share) and the Company recognized $110,000 in stock based compensation charges.

Also during the period ended September 30, 2015, the Company completed a closing of a private placement offering (the “Offering”) of 2,705,000 Units, at a purchase price of $0.20 per Unit, each Unit consisting of 1 share of the Company’s common stock, and 1 stock purchase warrants. The warrants are exercisable at $0.40 per warrant into a share of the Company’s common stock and have a maturity of 3 years.

The aggregate gross proceeds from the closing were $541,000 (the Company recorded $332,570 for the fair value of the warrants as a derivative liability see Note 4).

As a result of the OneLove Acquisition and the Hygrow Acquisition, the Company issued 1,450,000 and 300,000 shares of common stock, respectively, to consummate the acquisition.

Warrants

The following is a summary of the Company’s warrant activity during the period from January 1, 2015 to September 30, 2015:

	Warrants	Weighted Average Exercise Price

Outstanding – January 1, 2015	2,250,000	$0.40
Exercisable – January 1, 2015	2,250,000	$0.40
Granted	2,705,000	$0.40
Exercised	—	$—
Forfeited/Cancelled	—	$—
Outstanding – September 30, 2015	4,955,000	$0.40
Exercisable – September 30, 2015	4,955,000	$0.40

As of September 30, 2015 and December, 31, 2014, the total intrinsic value of options outstanding and exercisable was $0.

Note 5 — Shareholder’s Equity

Preferred Stock

The Company is authorized to issue 10,000,000 preferred shares with a par value of $0.001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors.

As of December 31, 2014, there are no preferred shares issued or outstanding.

Common Stock

The Company is authorized to issue 75,000,000 ordinary shares with a par value of $0.001 per share.

On March, 21, 2014, the Company issued 43,005,000 shares of stock to its founding members for $0.001 per share for total cash consideration of $43,005.

On August 11, 2014, the Company issued 1,000,000 shares of stock for legal services. The Company expensed $10,000 for the shares issued.

In November 2014, the Company issued 2,250,000 shares of common stock to investors at $0.20 a unit in connection with the private placement of the Company’s stock. In addition, the investors received 2,250,000 three year warrants with an exercise price of $0.40. Each warrant is callable by the Company upon the Company’s common stock trading at $0.60 or higher for 20 consecutive days.

Additional Paid in Capital

During 2014, several of the founding members contributed capital totaling $28,995.

Warrants

The following is a summary of the Company’s warrant activity during the period from March 21, 2014 (inception) to December 31, 2014:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding – March 21, 2014	-	$-
Granted	2,250,000	0.40
Exercised	-	-
Forfeited/Cancelled	-	-
Outstanding – December 31, 2014	2,250,000	$0.40	2.86
Exercisable – December 31, 2014	2,250,000	$0.40	2.86

At December 31, 2014, the total intrinsic value of warrants outstanding and exercisable was $0.

LightTouch Vein & Laser, Inc. [Member]
Capital Stock

Note 2: Capital Stock

Preferred Stock – The Company is authorized to issue 25,000,000 shares of preferred stock, $.001 par value, with such rights, preferences, variations and such other designations for each class or series within a class as determined by the Board of Directors. The preferred stock is not convertible into common stock, does not contain any cumulative voting privileges, and does not have any preemptive rights. No shares of preferred stock have been issued.

Common Stock – On August 15, 2000, the Company acquired Vanishing Point, Inc. (“Vanishing Point”) as a wholly-owned subsidiary through a triangular reorganization whereby an existing subsidiary of the Company acquired all of the Vanishing Point common stock, options to acquire common stock, warrants, and convertible notes (collectively the “Exchange Securities”) in exchange for 85,766 shares of the Company’s common stock. The conditions of the exchange require that the Exchange Securities be surrendered to the Company’s transfer agent and that payment, either in services or in a cash amount, be made to the Company. As a result of the demise of the business operations of the Company’s subsidiaries shortly after the Vanishing Point acquisition, both the terms and conditions of surrendering the Exchange Securities were not completed. The Company believes that all properly allowable issuances of the Company’s common stock for the Exchange Securities have occurred, but no assurance thereof can be given. (See Note 4: Contingent Liabilities)

During the year ended December 31, 2010, the sole officer of the Company converted a note in the amount of $25,000 into 250,000 shares of common stock of the Company.  The stock was valued at $0.10 per share which approximated market value.

Pursuant to approval of the Company’s management and shareholders on June 17, 2013, effective July 16, 2013, the Company recapitalized the issued and outstanding shares of common stock which resulted in the outstanding shares of the Company being reduced from 40,969,007 to approximately 418,895 through a reverse split of the issued and outstanding common stock on a one (1) for one hundred (100) basis, after taking into account rounding of shares. All share amounts have been adjusted to reflect the split retrospectively.